Post-Employment Obligations - Additional Information (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 27, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Remuneratory interest applicable on outstanding balance					6.00%	6.00%	6.00%
Deficit paid								R$ 160
Finance expenses and monetary updating on debt	R$ 20		R$ 40
Expected contributions to pension plan for amortization of deficit	186
Expected contributions to defined contribution plan	R$ 84
Funded Benefit Plan ('Plan A') [member]
IfrsStatementLineItems [Line Items]
Benefit amount payable | $		$ 521		$ 545
Description of monthly amortizations	The monthly amortizations, calculated by the constant installments system (Price Table), will be paid up to 2031 for the 2015 and 2016 deficits, in the amount of R$344, and up to 2033 for the 2017 deficit, in the amount of R$177.	The monthly amortizations, calculated by the constant installments system (Price Table), will be paid up to 2031 for the 2015 and 2016 deficits, in the amount of R$344, and up to 2033 for the 2017 deficit, in the amount of R$177.
Remuneratory interest applicable on outstanding balance	6.00%	6.00%
Forluz Pension Fund [member]
IfrsStatementLineItems [Line Items]
Obligation for past actuarial deficits relating to pension fund	R$ 90		251
Inflation index rate	6.00%	6.00%
Health plan [member]
IfrsStatementLineItems [Line Items]
Actuarial gain of reduction of liability			60
Dental plan [member]
IfrsStatementLineItems [Line Items]
Actuarial gain of reduction of liability			1
Life Insurance [Member]
IfrsStatementLineItems [Line Items]
Past service cost arising from cancellation of post-retirement obligation	R$ 591		R$ 626